Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001089113
Registrant Name	HSBC Holdings plc
Registration File Number	333-277306
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES